Debt Financings (Details 2) (USD $)	3 Months Ended					0 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended										3 Months Ended	12 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Secured Debt	Dec. 31, 2012 Secured Debt	Aug. 20, 2010 Secured Debt Senior secured bonds item	Mar. 31, 2013 Secured Debt Senior secured bonds	Dec. 31, 2012 Secured Debt Senior secured bonds	Mar. 31, 2013 Secured Debt Senior secured bonds Minimum	Dec. 31, 2012 Secured Debt Senior secured bonds Minimum	Mar. 31, 2013 Secured Debt Senior secured bonds Maximum	Dec. 31, 2012 Secured Debt Senior secured bonds Maximum	Aug. 20, 2010 Secured Debt Senior secured notes 6.5 % due September 2014	Aug. 20, 2010 Secured Debt Senior secured notes 6.75% due September 2016	Aug. 20, 2010 Secured Debt Senior secured notes 7.125% due September 2018	Mar. 31, 2013 Secured Debt 2004 ECA facility Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2004 ECA facility Non-restricted subsidiary	Mar. 31, 2013 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Dec. 31, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Mar. 31, 2013 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 31, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Mar. 31, 2013 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Mar. 31, 2013 Secured Debt 1999 ECA facility Non-restricted subsidiary	Mar. 31, 2013 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 31, 2012 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 19, 2012 Secured Debt Ex-Im Financings	Mar. 31, 2013 Secured Debt Ex-Im Financings item	Dec. 31, 2012 Secured Debt Ex-Im Financings item	Mar. 30, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Mar. 31, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Mar. 31, 2013 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Jan. 02, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Mar. 31, 2013 Secured Debt 2011 Secured Term Loan LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2011 Secured Term Loan LIBOR Non-restricted subsidiary	Mar. 31, 2013 Secured Debt 2011 Secured Term Loan Base rate Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2011 Secured Term Loan Base rate Non-restricted subsidiary
Debt financings
Issuance of debt						$ 3,900,000,000							$ 1,350,000,000	$ 1,275,000,000	$ 1,275,000,000													$ 287,000,000
Interest rate on debt (as a percent)													6.50%	6.75%	7.125%														1.492%	1.492%
Number of aircraft designated as collateral	2					174																							2	2	54	54
Number of subsidiaries which either own or hold leases of aircraft included in the pool securing the notes						2
Number of days' notice that the entity must provide for the redemption of notes									30 days	30 days	60 days	60 days
Prepayment penalty percentage									1.00%	1.00%
Amount of sinking fund							0
Credit facility, amount outstanding																1,800,000,000									0									1,500,000,000
Interest rate at period end (as a percent)																			0.417%	0.498%	4.711%	4.711%
Variable rate basis																							LIBOR	LIBOR												LIBOR	LIBOR	Base Rate	Base Rate
Margin added to variable rate basis (as a percent)																																				2.75%	2.75%	1.75%	1.75%
Flight equipment pledged as collateral				17,312,787,000	17,550,276,000		6,399,839,000	6,485,121,000								4,000,000,000	4,000,000,000														2,400,000,000				2,400,000,000
Segregated security deposits, overhaul rentals and rental payments	391,963,000	695,388,000	414,807,000													378,400,000	405,400,000	414,800,000												287,000,000
Loan-to-value ratio (as a percent)																										50.00%	50.00%				65.00%
Initial maximum borrowing capacity																															1,300,000,000
Maximum borrowing capacity																																	1,500,000,000	1,500,000,000
Number of subsidiaries entered into loan agreement																															1
New financing availability																$ 0									$ 0